Investments - Loans by Debt Service Coverage Ratio (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Greater than 1.5x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	150.00%	150.00%	150.00%
1.25x - 1.5x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	125.00%	125.00%	125.00%
Debt Service Coverage Ratio, maximum	150.00%	150.00%	150.00%
1.0x - 1.25x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	100.00%	100.00%	100.00%
Debt Service Coverage Ratio, maximum	125.00%	125.00%	125.00%
Less than 1.0x
Schedule Of Loans By Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, maximum	100.00%	100.00%	100.00%